Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Virtus Managed Account Completion Shares (MACS) Trust
Entity Central Index Key	0002025137
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000252210 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet ABS MACS
Class Name	Virtus Newfleet ABS MACS
Trading Symbol	VMADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet ABS MACS (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/completion-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet ABS MACS	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 33,874,000
Holdings Count | Holding	93
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$33,874
Total number of portfolio holdings	93
Portfolio turnover rate as of the end of the reporting period	16%

Holdings [Text Block]	Asset Allocation(1)
Asset-Backed Securities	100%
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000252211 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet CMBS MACS
Class Name	Virtus Newfleet CMBS MACS
Trading Symbol	VMAEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet CMBS MACS (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/completion-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet CMBS MACS	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 17,483,000
Holdings Count | Holding	23
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$17,483
Total number of portfolio holdings	23
Portfolio turnover rate as of the end of the reporting period	20%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities	93%
Asset-Backed Securities	7
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000252212 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet Floating Rate MACS
Class Name	Virtus Newfleet Floating Rate MACS
Trading Symbol	VMAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet Floating Rate MACS (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/completion-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet Floating Rate MACS	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 15,714,000
Holdings Count | Holding	139
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$15,714
Total number of portfolio holdings	139
Portfolio turnover rate as of the end of the reporting period	19%

Holdings [Text Block]

Asset Allocation(1)

Leveraged Loans		97%
Health Care	9
Manufacturing	8
Media / Telecom - Cable/Wireless Video	8
Service	7
Financials	6
Information Technology	6
Food / Tobacco	6
All other Leveraged Loans	47
Exchange-Traded Fund		3
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000252213 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet High Yield MACS
Class Name	Virtus Newfleet High Yield MACS
Trading Symbol	VMAHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet High Yield MACS (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/completion-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet High Yield MACS	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 21,074,000
Holdings Count | Holding	164
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$21,074
Total number of portfolio holdings	164
Portfolio turnover rate as of the end of the reporting period	26%

Holdings [Text Block]	Asset Allocation(1)
Corporate Bonds and Notes		99%
Financials	25
Energy	14
Industrials	12
All other Corporate Bonds and Notes	48
Preferred Stock		1
Total		100%

C000252214 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Newfleet RMBS MACS
Class Name	Virtus Newfleet RMBS MACS
Trading Symbol	VMAJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Newfleet RMBS MACS (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/completion-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Newfleet RMBS MACS	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 36,480,000
Holdings Count | Holding	88
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$36,480
Total number of portfolio holdings	88
Portfolio turnover rate as of the end of the reporting period	3%

Holdings [Text Block]	Asset Allocation(1)
Mortgage-Backed Securities	98%
Asset-Backed Securities	2
Total	100%
(1)	Percentage of total investments as of December 31, 2025.

C000252215 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Seix High Yield MACS
Class Name	Virtus Seix High Yield MACS
Trading Symbol	VMAKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Seix High Yield MACS (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/completion-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Seix High Yield MACS	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,095,000
Holdings Count | Holding	111
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$5,095
Total number of portfolio holdings	111
Portfolio turnover rate as of the end of the reporting period	15%

Holdings [Text Block]

Asset Allocation(1)

Corporate Bonds and Notes		100%
Industrials	19
Consumer Discretionary	17
Financials	16
Energy	10
Information Technology	8
Materials	8
Communication Services	7
All other Corporate Bonds and Notes	15
Total		100%
(1)	Percentage of total investments as of December 31, 2025.

C000252216 [Member]
Shareholder Report [Line Items]
Fund Name	Virtus Stone Harbor EMD MACS
Class Name	Virtus Stone Harbor EMD MACS
Trading Symbol	VMALX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Virtus Stone Harbor EMD MACS (“Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/completion-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/completion-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Virtus Stone Harbor EMD MACS	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 5,178,000
Holdings Count | Holding	118
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of December 31, 2025)
Fund net assets (‘000s)	$5,178
Total number of portfolio holdings	118
Portfolio turnover rate as of the end of the reporting period	14%

Holdings [Text Block]

Asset Allocation(1)

Corporate Bonds and Notes		96%
Electric	16
Exploration & Production	16
Financial & Lease	14
Wireless	10
Industrial Other	5
Refining	5
Metals, Mining & Steel	5
Gaming	4
Chemicals	4
Technology	3
All other Corporate Bonds and Notes	14
Foreign Government Securities		4
Total		100%
(1)	Percentage of total investments as of December 31, 2025.